Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 39.86%
FFCB	0.30%	3-28-2024	$100,000	$ 94,264
FFCB	0.48	9-3-2024	70,000	64,999
FFCB	0.57	7-2-2024	50,000	46,782
FFCB	1.55	7-26-2030	160,000	131,435
FFCB	1.57	4-5-2028	360,000	313,854
FFCB	1.79	6-22-2035	180,000	130,065
FFCB	4.25	9-30-2025	30,000	29,963
FHLB	0.38	3-15-2024	610,000	576,490
FHLB	0.96	3-5-2026	30,000	26,901
FHLB	1.50	8-15-2024	10,000	9,499
FHLB	2.50	12-8-2023	480,000	468,460
FHLB	2.75	12-13-2024	10,000	9,664
FHLB	2.88	9-13-2024	60,000	58,264
FHLB	3.00	3-10-2028	10,000	9,466
FHLB	5.50	7-15-2036	10,000	11,136
FHLB	5.63	3-14-2036	10,000	11,152
FHLMC	0.38	7-21-2025	270,000	244,443
FHLMC	0.62	12-1-2025	460,000	411,706
FHLMC	1.50	11-1-2035	804,996	706,194
FHLMC	1.50	3-1-2037	2,384,146	2,090,655
FHLMC	1.50	6-1-2051	3,042,286	2,375,710
FHLMC	2.50	3-1-2032	1,507,541	1,425,208
FHLMC	3.00	2-1-2047	2,768,511	2,499,252
FHLMC	3.00	3-1-2048	43,424	39,011
FHLMC	3.00	6-1-2050	784,485	705,898
FHLMC	3.00	7-1-2050	1,961,842	1,767,583
FHLMC	3.00	8-1-2050	973,617	876,074
FHLMC	3.50	2-1-2044	4,738,814	4,471,923
FHLMC	3.50	4-1-2045	207,692	195,004
FHLMC	4.00	11-25-2024	180,000	177,477
FHLMC	6.00	7-1-2040	1,172,584	1,229,283
FHLMC	6.75	3-15-2031	70,000	83,069
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	49,534
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	59,851	59,208
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	54,292	53,652
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	43,312
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	405,969
FHLMC Series K152 Class A1	2.83	5-25-2030	275,321	257,139
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	112,511
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	63,510
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	37,786
FNMA	0.50	11-7-2025	20,000	17,974
FNMA	0.63	4-22-2025	650,000	595,288
FNMA	1.50	2-1-2052	669,100	521,931
FNMA	2.00	6-1-2037	703,622	633,200
FNMA	2.00	6-1-2037	2,845,512	2,560,764
FNMA	2.00	1-1-2041	775,888	662,502
FNMA	2.00	2-1-2042	816,593	693,680
FNMA	2.00	2-1-2052	16,193,224	13,342,090
FNMA	2.00	2-1-2052	6,870,035	5,668,563
FNMA	2.50	2-1-2035	730,717	680,027
FNMA	2.50	11-1-2050	3,087,301	2,679,395
FNMA %%	2.50	12-13-2052	500,000	427,695
FNMA	3.00	12-1-2026	934,578	903,509
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.00%	12-1-2030	$227,913	$ 219,117
FNMA	3.00	1-1-2034	135,059	127,495
FNMA	3.00	8-1-2036	99,061	94,012
FNMA	3.00	2-1-2037	548,789	520,816
FNMA	3.00	8-1-2043	1,114,016	1,022,244
FNMA	3.00	11-1-2046	1,253,905	1,150,730
FNMA	3.00	12-1-2047	618,579	555,613
FNMA %%	3.00	12-13-2052	500,000	442,475
FNMA	3.50	4-1-2034	1,217,840	1,183,277
FNMA	3.50	1-1-2035	80,991	78,209
FNMA	3.50	4-1-2037	375,054	361,520
FNMA	3.50	6-1-2042	231,908	218,677
FNMA	3.50	7-1-2042	352,572	332,571
FNMA	3.50	9-1-2043	774,168	729,434
FNMA	3.50	3-1-2048	228,713	213,489
FNMA %%	3.50	12-13-2052	500,000	457,656
FNMA	4.00	6-1-2042	294,558	287,725
FNMA	4.00	8-1-2043	1,529,818	1,494,324
FNMA	4.00	12-1-2047	905,466	877,260
FNMA	4.00	2-1-2048	1,365,861	1,342,530
FNMA	4.00	6-1-2048	241,552	232,768
FNMA	4.00	8-1-2048	164,038	157,573
FNMA	4.00	2-1-2050	393,484	375,621
FNMA %%	4.00	12-13-2052	500,000	472,793
FNMA	4.50	5-1-2040	166,647	167,069
FNMA	4.50	2-1-2047	1,124,734	1,117,845
FNMA	4.50	4-1-2048	311,581	309,512
FNMA	4.50	8-1-2048	17,599	17,381
FNMA	4.50	9-1-2052	1,498,860	1,460,379
FNMA	5.00	1-1-2042	137,257	140,947
FNMA	5.00	6-1-2045	614,623	629,466
FNMA	5.00	7-1-2045	833,691	852,549
FNMA	5.50	9-1-2040	1,173,768	1,232,378
FNMA	6.00	5-1-2041	69,696	72,927
FNMA	6.21	8-6-2038	60,000	70,076
FNMA	6.25	5-15-2029	100,000	112,699
FNMA	7.13	1-15-2030	20,000	23,802
FNMA	7.25	5-15-2030	130,000	156,701
FNMA	2.50	1-1-2052	13,791,470	11,823,614
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	205,037
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	102,252	95,713
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	215,978	200,687
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	865,000	795,584
FNMA Series 2017-M5 Class A2 ±±	3.20	4-25-2029	57,266	53,480
FNMA Series 2018-M1 Class A2 ±±	3.09	12-25-2027	14,552	13,686
FNMA Series 2018-M13 Class A2 ±±	3.87	9-25-2030	73,220	70,200
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,770,000	1,663,412
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	191,086	177,172
GNMA %%	2.00	12-20-2052	4,820,000	4,101,519
GNMA	2.50	3-20-2052	4,666,765	4,103,272
GNMA	2.50	4-20-2052	921,681	810,352
GNMA	3.00	4-20-2045	2,131,648	1,974,082
GNMA	3.00	11-20-2045	174,917	161,442
GNMA	3.00	3-20-2046	364,703	336,062
GNMA	3.00	12-20-2049	192,778	175,905
See accompanying notes to portfolio of investments

2  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	3.00%	10-20-2050	$1,352,223	$ 1,233,449
GNMA	3.50	2-20-2045	1,062,017	1,004,078
GNMA	3.50	6-20-2045	703,321	664,970
GNMA	3.50	11-20-2045	812,499	766,563
GNMA	3.50	7-20-2047	176,486	165,719
GNMA	3.50	5-20-2048	49,634	46,731
GNMA	4.00	8-20-2044	464,099	450,463
GNMA	4.00	12-20-2047	1,064,829	1,031,662
GNMA	4.50	7-20-2052	974,656	955,179
TVA	2.88	2-1-2027	35,000	33,340
TVA	4.63	9-15-2060	55,000	52,212
TVA	4.65	6-15-2035	9,000	9,114
TVA	5.38	4-1-2056	50,000	54,588
TVA	5.50	6-15-2038	30,000	32,073
TVA	5.88	4-1-2036	10,000	11,159
Total Agency securities (Cost $112,024,984)				104,344,302
Asset-backed securities: 0.24%
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	178,426
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	124,279
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	99,426
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	62,759
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	14,525	14,515
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	33,728	33,697
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	104,138
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	22,266	22,255
Total Asset-backed securities (Cost $663,834)				639,495
Municipal obligations: 0.85%
California: 0.31%
Education revenue: 0.03%
California Series B	3.90	11-1-2047	15,000	12,794
University of California Series AD	4.86	5-15-2112	70,000	60,751
				73,545
GO revenue: 0.15%
California Build America Bonds Various Purpose	1.75	11-1-2030	110,000	88,653
California Build America Bonds Various Purpose	7.35	11-1-2039	70,000	86,744
California Build America Bonds Various Purpose	7.50	4-1-2034	100,000	123,129
California Build America Bonds Various Purpose	7.60	11-1-2040	15,000	19,552
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	6,029
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Los Angeles CA Unified School District Build America Bonds	5.75%	7-1-2034	$15,000	$ 15,869
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	62,375
				402,351
Health revenue: 0.02%
University of California Series AD	3.26	5-15-2060	90,000	60,794
Transportation revenue: 0.08%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	114,585
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	17,688
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	60,000	75,439
				207,712
Utilities revenue: 0.03%
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	65,271
Florida: 0.06%
Miscellaneous revenue: 0.06%
Florida Board of Administrative Finance Corporation Series A	2.15	7-1-2030	200,000	161,390
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	10,000
Illinois: 0.09%
GO revenue: 0.02%
Illinois Taxable Pension	5.10	6-1-2033	50,000	48,198
Miscellaneous revenue: 0.02%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	46,194
Tax revenue: 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	115,000	129,749
Kansas: 0.00%
Miscellaneous revenue: 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	4,735
Massachusetts: 0.05%
GO revenue: 0.05%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	130,091
Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	4,897
				134,988
New Jersey: 0.06%
Transportation revenue: 0.06%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	64,516
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	85,602
See accompanying notes to portfolio of investments

4  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
				150,118
New York: 0.12%
Airport revenue: 0.05%
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23%	10-15-2057	$100,000	$ 86,642
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	42,437
				129,079
Tax revenue: 0.07%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	172,343
Water & sewer revenue: 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	10,643
Ohio: 0.00%
Education revenue: 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	5,098
Oregon: 0.02%
Tax revenue: 0.02%
Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	53,830
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	5,137
Texas: 0.11%
Airport revenue: 0.05%
Dallas Fort Worth TX International Airport Refunding Bonds Series 2021C	2.84	11-1-2046	170,000	121,963
GO revenue: 0.03%
Texas Transportation Commission	2.56	4-1-2042	90,000	67,005
Transportation revenue: 0.03%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	50,947
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	38,524
				89,471
Wisconsin: 0.03%
Tax revenue: 0.03%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	75,639
Total Municipal obligations (Cost $2,682,573)				2,225,253
Non-agency mortgage-backed securities: 0.74%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	23,776
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	128,922
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	18,789
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14%	2-10-2048	$55,000	$ 52,184
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	35,808
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	77,494
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class B	4.23	4-10-2049	110,000	100,595
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	123,600
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	35,276	35,169
Commercial Mortgage Trust Series 2014-UBS5 Class C ±±	4.77	9-10-2047	195,000	175,153
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.58	12-10-2047	60,000	55,055
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	52,996	50,512
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.47	10-10-2049	65,000	57,629
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	203,741
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	73,165
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	174,251
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	131,719
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	9,687	9,591
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	189,834
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	169,285	160,884
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	56,717
Total Non-agency mortgage-backed securities (Cost $2,111,472)				1,934,588
U.S. Treasury securities: 52.81%
TIPS	2.75	8-15-2032	3,035,000	2,811,169
U.S. Treasury Bond	1.13	5-15-2040	7,075,000	4,527,447
U.S. Treasury Bond	1.38	11-15-2040	735,000	487,426
U.S. Treasury Bond	1.63	11-15-2050	440,000	271,769
U.S. Treasury Bond	1.88	2-15-2041	315,000	227,637
U.S. Treasury Bond	1.88	2-15-2051	2,065,000	1,361,609
U.S. Treasury Bond	2.00	2-15-2050	1,865,000	1,273,955
U.S. Treasury Bond	2.00	8-15-2051	2,940,000	1,998,052
U.S. Treasury Bond	2.25	5-15-2041	300,000	230,520
U.S. Treasury Bond	2.25	8-15-2046	390,000	283,222
U.S. Treasury Bond	2.38	5-15-2051	1,920,000	1,427,850
U.S. Treasury Bond	2.50	2-15-2045	555,000	427,892
U.S. Treasury Bond	2.50	2-15-2046	100,000	76,617
U.S. Treasury Bond	2.50	5-15-2046	200,000	152,977
U.S. Treasury Bond	2.75	11-15-2042	340,000	279,212
U.S. Treasury Bond	2.75	8-15-2047	270,000	216,622
U.S. Treasury Bond	2.75	11-15-2047	270,000	216,622
U.S. Treasury Bond	2.88	5-15-2043	605,000	505,860
U.S. Treasury Bond	2.88	8-15-2045	265,000	218,180
U.S. Treasury Bond	2.88	11-15-2046	265,000	217,931
U.S. Treasury Bond	2.88	5-15-2052	645,000	536,156
See accompanying notes to portfolio of investments

6  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bond	3.00%	5-15-2042	$145,000	$ 125,074
U.S. Treasury Bond	3.00	5-15-2045	105,000	88,458
U.S. Treasury Bond	3.00	11-15-2045	35,000	29,462
U.S. Treasury Bond	3.00	2-15-2047	310,000	260,412
U.S. Treasury Bond	3.00	5-15-2047	5,961,000	5,011,198
U.S. Treasury Bond	3.00	2-15-2048	435,000	366,471
U.S. Treasury Bond	3.00	2-15-2049	320,000	271,488
U.S. Treasury Bond	3.13	11-15-2041	1,090,000	963,841
U.S. Treasury Bond	3.13	2-15-2043	475,000	414,734
U.S. Treasury Bond	3.13	8-15-2044	110,000	95,068
U.S. Treasury Bond	3.13	5-15-2048	250,000	215,928
U.S. Treasury Bond	3.38	5-15-2044	20,000	18,045
U.S. Treasury Bond	3.63	8-15-2043	110,000	103,679
U.S. Treasury Bond	3.63	2-15-2044	35,000	32,918
U.S. Treasury Bond	3.75	8-15-2041	35,000	34,044
U.S. Treasury Bond	3.75	11-15-2043	350,000	335,863
U.S. Treasury Bond	3.88	8-15-2040	1,040,000	1,037,156
U.S. Treasury Bond	4.25	11-15-2040	480,000	502,069
U.S. Treasury Bond	5.25	11-15-2028	5,975,000	6,406,087
U.S. Treasury Bond	5.50	8-15-2028	275,000	297,559
U.S. Treasury Bond	6.13	11-15-2027	245,000	269,567
U.S. Treasury Bond	6.38	8-15-2027	50,000	55,232
U.S. Treasury Bond	6.88	8-15-2025	895,000	955,692
U.S. Treasury Note	0.25	11-15-2023	3,105,000	2,974,736
U.S. Treasury Note	0.25	3-15-2024	2,690,000	2,543,626
U.S. Treasury Note	0.25	5-15-2024	1,265,000	1,188,062
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,624,145
U.S. Treasury Note	0.25	6-30-2025	1,295,000	1,173,897
U.S. Treasury Note	0.25	8-31-2025	3,980,000	3,581,378
U.S. Treasury Note	0.50	2-28-2026	460,000	410,712
U.S. Treasury Note	0.63	7-31-2026	3,145,000	2,786,151
U.S. Treasury Note	0.63	11-30-2027	4,585,000	3,919,100
U.S. Treasury Note	0.63	12-31-2027	2,145,000	1,829,199
U.S. Treasury Note	0.63	5-15-2030	870,000	699,263
U.S. Treasury Note	0.63	8-15-2030	2,100,000	1,677,539
U.S. Treasury Note	0.75	11-15-2024	5,290,000	4,931,892
U.S. Treasury Note	0.75	5-31-2026	260,000	232,416
U.S. Treasury Note	0.75	8-31-2026	3,235,000	2,873,084
U.S. Treasury Note	0.75	1-31-2028	1,615,000	1,383,159
U.S. Treasury Note	0.88	6-30-2026	1,925,000	1,725,657
U.S. Treasury Note	1.00	7-31-2028	2,885,000	2,473,775
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,731,092
U.S. Treasury Note	1.13	8-31-2028	3,010,000	2,595,537
U.S. Treasury Note	1.25	8-31-2024	6,445,000	6,096,819
U.S. Treasury Note	1.25	3-31-2028	485,000	425,209
U.S. Treasury Note	1.25	9-30-2028	2,230,000	1,933,480
U.S. Treasury Note	1.25	8-15-2031	3,115,000	2,564,278
U.S. Treasury Note	1.38	10-31-2028	1,720,000	1,499,356
U.S. Treasury Note	1.38	11-15-2031	2,455,000	2,030,458
U.S. Treasury Note	1.50	10-31-2024	225,000	213,170
U.S. Treasury Note	1.50	8-15-2026	545,000	498,462
U.S. Treasury Note	1.50	11-30-2028	1,595,000	1,398,803
U.S. Treasury Note	1.63	5-15-2026	1,255,000	1,158,326
U.S. Treasury Note	1.75	6-30-2024	1,655,000	1,585,438
U.S. Treasury Note	1.88	8-31-2024	7,235,000	6,916,773
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	1.88%	2-15-2032	$2,140,000	$ 1,842,741
U.S. Treasury Note	1.88	11-15-2051	545,000	358,401
U.S. Treasury Note	2.00	2-15-2025	340,000	323,624
U.S. Treasury Note	2.00	8-15-2025	10,000	9,453
U.S. Treasury Note	2.13	11-30-2023	750,000	730,752
U.S. Treasury Note	2.13	11-30-2024	995,000	952,907
U.S. Treasury Note	2.13	5-15-2025	880,000	837,306
U.S. Treasury Note	2.25	12-31-2023	15,000	14,605
U.S. Treasury Note	2.25	4-30-2024	1,370,000	1,325,636
U.S. Treasury Note	2.25	11-15-2024	640,000	614,625
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,423,918
U.S. Treasury Note	2.25	11-15-2025	20,000	18,983
U.S. Treasury Note	2.25	11-15-2027	20,000	18,563
U.S. Treasury Note	2.38	3-31-2029	145,000	133,440
U.S. Treasury Note	2.38	5-15-2029	100,000	92,004
U.S. Treasury Note	2.50	4-30-2024	2,150,000	2,088,020
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,607,832
U.S. Treasury Note	2.50	2-28-2026	800,000	762,375
U.S. Treasury Note	2.63	12-31-2025	95,000	91,078
U.S. Treasury Note	2.63	2-15-2029	3,060,000	2,860,622
U.S. Treasury Note	2.75	2-15-2024	3,940,000	3,852,581
U.S. Treasury Note	2.75	2-28-2025	90,000	87,093
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,106,356
U.S. Treasury Note	2.88	5-15-2028	2,295,000	2,185,988
U.S. Treasury Note	2.88	8-15-2028	2,510,000	2,387,147
U.S. Treasury Note	3.13	11-15-2028	1,910,000	1,838,897
U.S. Treasury Note	6.00	2-15-2026	450,000	475,576
U.S. Treasury Note	6.50	11-15-2026	745,000	813,214
U.S. Treasury Note	7.50	11-15-2024	1,085,000	1,148,701
U.S. Treasury Note	7.63	2-15-2025	3,660,000	3,911,625
Total U.S. Treasury securities (Cost $151,535,993)				138,227,825
Yankee corporate bonds and notes: 2.48%
Energy: 0.09%
Oil, gas & consumable fuels: 0.09%
Equinor ASA	1.75	1-22-2026	150,000	137,579
Equinor ASA	3.00	4-6-2027	70,000	65,583
Equinor ASA	3.63	4-6-2040	40,000	33,482
				236,644
Financials: 2.39%
Banks: 2.39%
African Development Bank	0.88	7-22-2026	140,000	123,360
Asian Development Bank	0.38	9-3-2025	200,000	179,547
Asian Development Bank	1.50	3-4-2031	110,000	91,627
Asian Development Bank	1.75	9-19-2029	160,000	139,010
Asian Development Bank	1.88	1-24-2030	110,000	95,978
Asian Development Bank	2.00	4-24-2026	60,000	55,851
Asian Development Bank	2.13	3-19-2025	60,000	57,044
Asian Development Bank	2.63	1-12-2027	180,000	170,508
Asian Development Bank	5.82	6-16-2028	10,000	10,872
Asian Development Bank	6.22	8-15-2027	80,000	86,721
See accompanying notes to portfolio of investments

8  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Asian Infrastructure Investment Bank	0.50%	5-28-2025	$200,000	$ 181,764
European Bank for Reconstruction & Development	0.50	5-19-2025	120,000	109,530
European Investment Bank	0.88	5-17-2030	50,000	40,521
European Investment Bank	1.25	2-14-2031	170,000	140,444
European Investment Bank	1.88	2-10-2025	20,000	18,987
European Investment Bank	2.25	6-24-2024	640,000	618,575
European Investment Bank	3.25	1-29-2024	20,000	19,703
Inter-American Development Bank	0.88	4-20-2026	30,000	26,936
Inter-American Development Bank	1.13	7-20-2028	280,000	239,946
Inter-American Development Bank	2.00	6-2-2026	260,000	242,032
Inter-American Development Bank	2.13	1-15-2025	150,000	143,378
Inter-American Development Bank	2.38	7-7-2027	30,000	27,958
Inter-American Development Bank	3.13	9-18-2028	50,000	47,800
Inter-American Development Bank	7.00	6-15-2025	50,000	53,175
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	198,963
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	102,993
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	28,492
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	158,026
International Bank for Reconstruction & Development	1.88	10-27-2026	130,000	119,425
International Bank for Reconstruction & Development	2.50	3-19-2024	160,000	155,709
International Bank for Reconstruction & Development	2.50	7-29-2025	350,000	335,071
International Bank for Reconstruction & Development	2.50	11-22-2027	80,000	74,708
International Bank for Reconstruction & Development	2.50	3-29-2032	70,000	62,483
International Finance Corporation	1.38	10-16-2024	100,000	94,392
International Finance Corporation	2.13	4-7-2026	100,000	93,774
KfW ¤	0.00	4-18-2036	80,000	46,950
KfW ¤	0.00	6-29-2037	50,000	28,186
KfW	0.50	9-20-2024	150,000	139,734
KfW	0.63	1-22-2026	190,000	170,317
KfW	0.75	9-30-2030	30,000	23,770
KfW	2.00	5-2-2025	40,000	37,932
KfW	2.88	4-3-2028	410,000	388,877
Korea Development Bank	3.38	9-16-2025	210,000	200,697
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,172
Landwirtschaftliche Rentenbank	2.00	1-13-2025	30,000	28,535
Nordic Investment Bank	0.38	9-20-2024	200,000	185,828
Oesterreichische Kontrollbank AG	1.50	2-12-2025	190,000	178,948
Swedish Export Credit ¤	0.00	5-11-2037	65,000	33,253
Swedish Export Credit	4.63	11-28-2025	260,000	261,277
Swedish Export Credit	2.25	3-22-2027	200,000	185,272
				6,264,051
Total Yankee corporate bonds and notes (Cost $7,073,030)				6,500,695
Yankee government bonds: 1.91%
Canada Government	1.63	1-22-2025	135,000	127,765
Export Development Canada	2.63	2-21-2024	170,000	165,582
Export-Import Bank of Korea	2.88	1-21-2025	200,000	190,608
Japan Bank for International Cooperation	1.88	4-15-2031	210,000	173,181
Japan Bank for International Cooperation	3.00	5-29-2024	300,000	291,921
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	74,896
Oriental Republic of Uruguay	4.50	8-14-2024	10,000	9,988
Oriental Republic of Uruguay	4.98	4-20-2055	90,000	86,282
Oriental Republic of Uruguay	5.10	6-18-2050	35,000	34,447
Province of Alberta	1.88	11-13-2024	210,000	199,895
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Province of British Columbia	7.25%	9-1-2036	$100,000	$ 124,598
Province of Manitoba	3.05	5-14-2024	150,000	146,618
Province of Ontario	2.00	10-2-2029	90,000	78,432
Province of Ontario	2.30	6-15-2026	70,000	64,911
Province of Ontario	2.50	4-27-2026	70,000	65,701
Province of Ontario	3.20	5-16-2024	5,000	4,899
Province of Quebec	2.50	4-9-2024	70,000	68,074
Province of Quebec	2.50	4-20-2026	75,000	70,303
Province of Quebec	0.60	7-23-2025	90,000	81,704
Republic of Chile	3.24	2-6-2028	210,000	196,166
Republic of Chile	3.63	10-30-2042	175,000	134,704
Republic of Hungary	5.38	3-25-2024	19,000	18,989
Republic of Hungary	7.63	3-29-2041	50,000	54,402
Republic of Indonesia	4.10	4-24-2028	225,000	217,133
Republic of Italy	2.88	10-17-2029	215,000	177,483
Republic of Italy	6.88	9-27-2023	60,000	60,386
Republic of Korea	5.63	11-3-2025	100,000	101,815
Republic of Panama	2.25	9-29-2032	200,000	150,250
Republic of Panama	9.38	4-1-2029	185,000	220,749
Republic of Peru	2.84	6-20-2030	180,000	153,867
Republic of Peru	3.23	7-28-2121	75,000	44,732
Republic of Peru	3.60	1-15-2072	100,000	66,348
Republic of Peru	5.63	11-18-2050	20,000	19,904
Republic of Philippines	3.70	2-2-2042	215,000	174,535
Republic of Philippines	9.50	2-2-2030	150,000	187,874
Republic of Philippines	10.63	3-16-2025	55,000	61,932
Republic of Poland	3.25	4-6-2026	10,000	9,525
State of Israel	3.38	1-15-2050	200,000	152,410
State of Israel	5.50	12-4-2023	120,000	120,732
State of Israel	5.50	9-18-2033	6,000	6,644
United Mexican States	4.35	1-15-2047	225,000	176,943
United Mexican States	4.50	1-31-2050	260,000	207,602
United Mexican States	4.75	3-8-2044	54,000	45,342
United Mexican States	5.75	10-12-2110	163,000	140,803
United Mexican States	6.05	1-11-2040	40,000	40,120
Total Yankee government bonds (Cost $5,758,837)				5,001,195

		Yield	Shares
Short-term investments: 3.70%
Investment companies: 3.70%
Allspring Government Money Market Fund Select Class ♠∞##		3.60	9,680,282	9,680,282
Total Short-term investments (Cost $9,680,282)				9,680,282
Total investments in securities (Cost $291,531,005)	102.59%			268,553,635
Other assets and liabilities, net	(2.59)			(6,792,386)
Total net assets	100.00%			$261,761,249

See accompanying notes to portfolio of investments

10  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$100,859,173	$161,932,427	$(253,111,318)	$0	$0	$9,680,282	9,680,282	$286,100
See accompanying notes to portfolio of investments

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  11

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

12  |  Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$104,344,302	$0	$104,344,302
Asset-backed securities	0	639,495	0	639,495
Municipal obligations	0	2,225,253	0	2,225,253
Non-agency mortgage-backed securities	0	1,934,588	0	1,934,588
U.S. Treasury securities	138,227,825	0	0	138,227,825
Yankee corporate bonds and notes	0	6,500,695	0	6,500,695
Yankee government bonds	0	5,001,195	0	5,001,195
Short-term investments
Investment companies	9,680,282	0	0	9,680,282
Total assets	$147,908,107	$120,645,528	$0	$268,553,635
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Bloomberg US Aggregate ex-Corporate Portfolio  |  13